IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2013
IMPAIRMENT
Schedule of impairment expense
($ thousands)	2013	2012	2011

Oil and natural gas properties	$–	$781,099	$209,396

Impairment expense	$–	$781,099	$209,396

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

Year	WTI Crude Oil US$/bbl	Exchange Rate US$/CDN$	Edm Light Crude CDN$/bbl	U.S. Henry Hub Gas US$/Mcf	AECO Natural Gas Spot CDN$/Mcf

2013	$96.94	$1.03	$93.19	$3.67	$3.16
2012	94.71	1.00	88.33	2.83	2.35
2011	96.19	0.98	97.30	4.18	3.75